Transactions and balances with related parties - Schedule of General and Administrative Expense Between Related Parties (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) executive	Dec. 31, 2022 USD ($) executive	Dec. 31, 2021 USD ($) executive
Related party [Abstract]
Share-based compensation arrangement, performance bonus, premium, percentage	20.00%
Employee annual salary plus employee benefits	$ 7,128,489	$ 6,217,721	$ 4,704,415
Share-based compensation expense	8,001,831	6,650,487	5,554,353
Key management personnel compensation	$ 15,130,320	$ 12,868,208	$ 10,258,768
Number of key executives | executive	23	21	23